Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total [Member]
ASSETS
Cash and cash equivalents	$ 149,812,068	$ 173,513,526
Financial assets at fair value through profit or loss—Debt securities	0	949
Other financial assets	8,512,844	10,460,892
Loans and advances	19,033,920	42,155,402
Financial assets at fair value through other comprehensive income—Debt securities		0
Equity instruments	35,844	42,676
TOTAL ASSETS	179,543,449	226,173,445
LIABILITIES
Deposits	166,231,580	207,456,770
Other financial liabilities	10,274,557	15,677,370
Bank loans	508,751	3,412,396
Other liabilities	4,323,448	1,724,778
TOTAL LIABILITIES	181,338,336	228,271,314
Net assets	(1,794,887)	$ (2,097,869)
Us Dollars Currency [Member]
ASSETS
Cash and cash equivalents	144,643,571
Financial assets at fair value through profit or loss—Debt securities	0
Other financial assets	8,505,447
Loans and advances	19,001,344
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments	35,844
TOTAL ASSETS	174,334,979
LIABILITIES
Deposits	163,082,499
Other financial liabilities	9,825,251
Bank loans	508,751
Other liabilities	3,301,024
TOTAL LIABILITIES	176,717,525
Net assets	(2,382,546)
Euro Currency [Member]
ASSETS
Cash and cash equivalents	4,991,239
Financial assets at fair value through profit or loss—Debt securities
Other financial assets	7,397
Loans and advances	32,576
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	5,031,212
LIABILITIES
Deposits	3,149,081
Other financial liabilities	432,107
Bank loans
Other liabilities	1,022,424
TOTAL LIABILITIES	4,603,612
Net assets	427,600
Real Currency [Member]
ASSETS
Cash and cash equivalents	37,497
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	37,497
LIABILITIES
Deposits
Other financial liabilities
Bank loans
Other liabilities
TOTAL LIABILITIES
Net assets	37,497
Other Currency [Member]
ASSETS
Cash and cash equivalents	139,761
Financial assets at fair value through profit or loss—Debt securities
Other financial assets
Loans and advances	0
Financial assets at fair value through other comprehensive income—Debt securities
Equity instruments
TOTAL ASSETS	139,761
LIABILITIES
Deposits
Other financial liabilities	17,199
Bank loans
Other liabilities	0
TOTAL LIABILITIES	17,199
Net assets	$ 122,562